FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL RISK MANAGEMENT
Schedule of financial assets and liabilities denominated in foreign currencies

	2024	2023
	In equivalent millions of Argentine pesos
Assets	355,472	389,753
Liabilities	(2,627,952)	(4,904,557)
Liabilities Net	(2,272,480)	(4,514,804)

Schedule of the proportion of fixed-rate and variable-rate borrowings

The proportion of fixed-rate and variable-rate borrowings as of December 31, 2024 and 2023 is detailed below:

	2024		2023
	$	%	$	%
Fixed rate	2,602,234	90%	3,488,549	75%
Variable rate	275,770	10%	1,145,611	25%
Total borrowings (*)	2,878,004	100%	4,634,160	100%

(*)includes capital and interest.

Schedule of theoretical exposure to credit risk

	Cash and cash		Trade	Other	Total as of
Date due	equivalents	Investments	receivables, net	receivables, net	December 31, 2024
Total due	—	—	111,262	1,062	112,324
Total not due	318,319	33,584	185,162	18,812	555,877
Total as of December 31, 2024	318,319	33,584	296,424	19,874	668,201

	Cash and cash		Trade	Other	Total as of
Date due	equivalents	Investments	receivables, net	receivables, net	December 31, 2023
Total due	—	—	176,315	3,302	179,617
Total not due	347,930	269,959	113,572	48,113	779,574
Total as of December 31, 2023	347,930	269,959	289,887	51,415	959,191

Schedule of breakdown of financial liabilities into relevant maturity groups

	Trade		Leases	Other	Total as of
Maturity Date	payables	Borrowings	liabilities	liabilities	December 31, 2024
Due	23,002	—	—	—	23,002
January 2025 thru December 2025	421,685	1,075,243	77,729	14,165	1,588,822
January 2026 thru December 2026	11,674	668,889	50,688	3,359	734,610
January 2027 thru December 2027	4,623	375,230	38,593	—	418,446
January 2028 and thereafter	179	1,283,442	76,581	—	1,360,202
	461,163	3,402,804	243,591	17,524	4,125,082

	Trade		Leases	Other	Total as of
Maturity Date	payables	Borrowings	liabilities	liabilities	December 31, 2023
Due	260,004	—	—	—	260,004
January 2024 thru December 2024	517,093	1,276,617	68,674	23,470	1,885,854
January 2025 thru December 2025	1,061	1,547,339	54,349	5,446	1,608,195
January 2026 thru December 2026	320	1,428,451	28,490	5,048	1,462,309
January 2027 and thereafter	610	847,100	62,204	745	910,659
	779,088	5,099,507	213,717	34,709	6,127,021

Schedule of working capital breakdown and its main variations

	2024	2023	Variation
Trade receivables	295,992	289,338	6,654
Other receivables	44,755	70,752	(25,997)
Inventories	60,444	68,659	(8,215)
Current liabilities (not considering borrowings)	(885,671)	(1,182,978)	297,307
Negative operative working capital	(484,480)	(754,229)	269,749
Over revenues	11.71%	16.82%

Cash and cash equivalents	318,319	347,930	(29,611)
Other receivables	—	3,373	(3,373)
Investments	33,584	269,959	(236,375)
Current borrowings	(1,072,741)	(1,227,050)	154,309
Net Current financial (liability) asset	(720,838)	(605,788)	(115,050)

Assets classified as held for sale	1,765	—	1,765

Negative working capital (current assets – current liabilities)	(1,203,553)	(1,360,017)	156,464
Liquidity rate	0.38	0.44	(0.06)